Statements of Stockholders Equity (Deficiency) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Additional Capital [Member]	Retained Earnings [Member]	Total
Balance at May. 31, 2009	$ 41,943	$ 5,682,910	$ 2,924	$ (5,614,354)	$ 113,424
Balance (in Shares) at May. 31, 2009	5,242,895
Common stock issued for cash	5,100	504,900			510,000
Common stock issued for cash (in Shares)	637,500
Repurchase & retirement of common shares from majority shareholder	(13,451)	(249,049)			(262,500)
Repurchase & retirement of common shares from majority shareholder (in Shares)	(1,681,433)
Stock based compensation		106,073			106,073
Net income (loss) for the year				(546,213)	(546,213)
Foreign currency translation adjustment			(2,635)		(2,635)
Balance at May. 31, 2010	33,592	6,044,834	290	(6,160,567)	(81,851)
Balance (in Shares) at May. 31, 2010	4,198,962
Common stock issued for cash	4,375	520,625			525,000
Common stock issued for cash (in Shares)	546,875
Stock based compensation		319,658			319,658
Exercise of stock options	(1,250)	(1,250)
Exercise of stock options (in Shares)	156,250,000,000
Net income (loss) for the year				(744,680)	(744,680)
Foreign currency translation adjustment			1,031		1,031
Balance at May. 31, 2011	$ 39,217	$ 6,883,867	$ 1,321	$ (6,905,247)	$ 19,158
Balance (in Shares) at May. 31, 2011	4,902,087